Note 27 - Revenue	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

27.      Revenue

Disaggregated revenue

Colliers has disaggregated its revenue from contracts with customers by type of service and operating segment as presented in the following table.

OPERATING SEGMENT REVENUES

			Asia
	Americas	EMEA	Pacific	IM	Corporate	Consolidated

Year ended December 31,

2023
Leasing	$788,132	$140,111	$134,845	$-	$-	$1,063,088
Capital Markets	481,226	101,494	119,752	-	-	702,472
E&D and Project management	644,303	245,429	112,673	-	-	1,002,405
Property management	323,437	82,950	121,353	-	-	527,740
Valuation and advisory	187,178	148,526	101,237	-	-	436,941
IM - Advisory and other	-	-	-	480,674	-	480,674
IM - Incentive Fees	-	-	-	6,783	-	6,783
Other	85,726	8,390	20,453	-	469	115,038
Total Revenue	$2,510,002	$726,900	$610,313	$487,457	$469	$4,335,141

2022
Leasing	$851,621	$147,473	$125,012	$-	$-	$1,124,106
Capital Markets	760,486	161,454	162,232	-	-	1,084,172
E&D and Project management	518,214	191,378	81,073	-	-	790,665
Property management	297,573	70,148	131,507	-	-	499,228
Valuation and advisory	244,719	139,365	93,635	-	-	477,719
IM - Advisory and other	-	-	-	348,604	-	348,604
IM - Incentive Fees	-	-	-	30,277	-	30,277
Other	83,732	5,322	15,001	-	661	104,716
Total Revenue	$2,756,345	$715,140	$608,460	$378,881	$661	$4,459,487

Revenue associated with the Company’s debt finance and loan servicing operations are outside the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”). During the year ended December 31, 2023 - $42,304 of Capital Markets revenue (2022 - $48,244) and $44,549 of Other Revenue (2022 - $53,105) respectively, was excluded from the scope of ASC 606. Substantially all of these revenues were included within the Americas segment.

Contract balances

As at December 31, 2023, the Company had contract assets totaling $103,080 of which $83,389 was current ($107,679 as at December 31, 2022 - of which $91,924 was current). During the year ended December 31, 2023, substantially all of the current contract assets were moved to accounts receivable or sold under the AR Facility (see note 16).

As at December 31, 2023, the Company had contract liabilities (all current) totaling $45,293 ($25,616 as at December 31, 2022). Revenue recognized for the year ended December 31, 2023, totaled $23,446 (2022 - $28,165) that was included in the contract liability balance at the beginning of the year.

Certain constrained revenues may arise from services that began in a prior reporting period. Consequently, a portion of the revenues the Company recognizes in the current period may be partially related to the services performed in prior periods. Typically, less than 5% of Leasing and Capital Markets revenue recognized in a period had previously been constrained and substantially all investment management incentive fees recognized in the period were previously constrained.